UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
12/31/12 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (68.1%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (11.9%)

Government National Mortgage Association Pass-Through Certificates
6s, January 15, 2029		$4	$5
5s, with due dates from August 20, 2033 to August 20, 2040		4,978,783	5,446,440
3s, TBA, January 1, 2043		74,000,000	78,665,471

			84,111,916
U.S. Government Agency Mortgage Obligations (56.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, October 1, 2029		799,717	927,029
6s, September 1, 2021		12,584	14,058
5 1/2s, with due dates from July 1, 2019 to August 1, 2019		243,426	261,500
4 1/2s, with due dates from January 1, 2037 to June 1, 2037		862,700	924,587
3 1/2s, December 1, 2025(i)		403,754	429,534
3s, TBA, January 1, 2043		4,000,000	4,181,250

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from July 1, 2016 to February 1, 2017		51,662	55,638
6s, with due dates from July 1, 2016 to August 1, 2022		1,754,404	1,958,419
5 1/2s, with due dates from September 1, 2017 to February 1, 2021		518,359	559,066
5s, with due dates from January 1, 2038 to February 1, 2038		98,261	106,321
5s, March 1, 2021		20,599	22,380
4 1/2s, March 1, 2039		272,797	300,791
4s, with due dates from July 1, 2042 to November 1, 2042		81,127,842	90,173,290
4s, with due dates from May 1, 2019 to September 1, 2020		176,349	188,914
3s, TBA, February 1, 2043		95,000,000	99,349,214
3s, TBA, January 1, 2043		190,000,000	199,128,911

			398,580,902

Total U.S. government and agency mortgage obligations (cost $480,311,247)			$482,692,818

U.S. TREASURY OBLIGATIONS (34.1%)(a)
		Principal amount	Value

U.S. Treasury Bonds
7 1/8s, February 15, 2023		$12,085,000	$18,218,385
6 1/4s, August 15, 2023		17,682,000	25,352,927
4 1/2s, August 15, 2039(SEGSF)		42,774,000	56,678,951

U.S. Treasury Notes
0 5/8s, May 31, 2017		52,927,000	53,013,419
0 1/4s, August 31, 2014		66,880,000	66,898,285
0 1/4s, May 31, 2014		21,796,000	21,805,876

Total U.S. treasury Obligations (cost $231,324,457)			$241,967,843

MORTGAGE-BACKED SECURITIES (18.6%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (18.6%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.952s, 2037		$288,886	$459,577
IFB Ser. 2976, Class LC, 23.654s, 2035		172,395	285,946
IFB Ser. 2979, Class AS, 23.507s, 2034		171,962	227,729
IFB Ser. 3072, Class SM, 23.03s, 2035		583,117	924,378
IFB Ser. 3072, Class SB, 22.884s, 2035		474,971	749,971
IFB Ser. 3249, Class PS, 21.585s, 2036		323,564	491,848
IFB Ser. 3065, Class DC, 19.233s, 2035		2,569,927	4,029,980
IFB Ser. 2990, Class LB, 16.412s, 2034		726,663	1,018,716
IFB Ser. 3727, Class PS, IO, 6.491s, 2038		8,850,179	759,141
IFB Ser. 4074, Class US, IO, 6.441s, 2042		7,223,231	1,314,267
IFB Ser. 3940, Class PS, IO, 6.441s, 2040		7,031,396	965,411
IFB Ser. 3919, Class TS, IO, 6.441s, 2030		5,387,782	827,456
IFB Ser. 4105, Class HS, IO, 6.391s, 2042		5,090,042	1,105,353
IFB Ser. 3803, Class SP, IO, 6.391s, 2038		9,003,549	765,302
IFB Ser. 4009, Class SG, IO, 6.341s, 2042		5,194,752	821,420
IFB Ser. 3780, Class PS, IO, 6.241s, 2035		5,064,033	386,528
IFB Ser. 3934, Class SA, IO, 6.191s, 2041		2,223,006	396,140
IFB Ser. 3232, Class KS, IO, 6.091s, 2036		4,580,517	526,759
IFB Ser. 4112, Class SC, IO, 5.941s, 2042		12,006,317	1,921,023
IFB Ser. 4105, Class LS, IO, 5.941s, 2041		2,528,594	482,127
IFB Ser. 3751, Class SB, IO, 5.831s, 2039		10,842,945	1,520,489
IFB Ser. 4052, Class LS, IO, 5.791s, 2042		8,902,402	1,408,867
IFB Ser. 4012, Class SM, IO, 5.741s, 2042		4,143,367	690,782
IFB Ser. 3852, Class SG, 4.821s, 2041		4,038,760	4,214,285
Ser. 4122, Class TI, IO, 4 1/2s, 2042		6,216,278	882,712
Ser. 4125, Class HI, IO, 4 1/2s, 2042		7,201,714	1,143,416
Ser. 4018, Class DI, IO, 4 1/2s, 2041		9,313,888	1,142,907
Ser. 3747, Class HI, IO, 4 1/2s, 2037		476,907	36,374
Ser. 4116, Class MI, IO, 4s, 2042		11,528,568	1,573,136
Ser. 4090, Class BI, IO, 4s, 2042		3,042,493	329,685
Ser. 4026, Class JI, IO, 4s, 2041		3,912,694	399,095
Ser. 4019, Class JI, IO, 4s, 2041		9,820,371	1,273,702
Ser. 3756, Class IG, IO, 4s, 2037		23,796,431	1,586,508
FRB Ser. T-57, Class 2A1, 3.394s, 2043		1,552	1,567
Ser. 4077, Class AI, IO, 3s, 2027		7,643,410	807,144
Ser. 3835, Class FO, PO, zero %, 2041		10,697,284	8,949,990
Ser. 3391, PO, zero %, 2037		67,686	61,184
Ser. 3300, PO, zero %, 2037		155,086	144,715
FRB Ser. 3117, Class AF, zero %, 2036		17,872	14,826
FRB Ser. 3326, Class WF, zero %, 2035		65,317	62,704
FRB Ser. 3036, Class AS, zero %, 2035		29,445	25,437

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.642s, 2036		656,033	1,237,291
IFB Ser. 05-74, Class NK, 26.452s, 2035		131,227	237,587
IFB Ser. 06-8, Class HP, 23.798s, 2036		480,066	812,348
IFB Ser. 05-45, Class DA, 23.651s, 2035		842,617	1,399,466
IFB Ser. 07-53, Class SP, 23.431s, 2037		698,721	1,130,522
IFB Ser. 08-24, Class SP, 22.514s, 2038		3,742,043	5,987,318
IFB Ser. 05-122, Class SE, 22.366s, 2035		725,274	1,101,828
IFB Ser. 05-75, Class GS, 19.621s, 2035		714,521	1,047,414
IFB Ser. 05-106, Class JC, 19.474s, 2035		710,031	1,134,388
IFB Ser. 05-83, Class QP, 16.849s, 2034		234,772	327,439
IFB Ser. 11-4, Class CS, 12.481s, 2040		2,054,829	2,473,672
IFB Ser. 12-96, Class PS, IO, 6.49s, 2041		5,401,188	1,038,432
IFB Ser. 10-119, Class PS, IO, 6.49s, 2030		6,991,642	1,162,221
IFB Ser. 12-88, Class SB, IO, 6.46s, 2042		13,202,756	2,295,035
IFB Ser. 10-135, Class SP, IO, 6.39s, 2040		8,123,267	1,392,897
IFB Ser. 12-3, Class SD, IO, 6.3s, 2042		5,165,231	909,804
IFB Ser. 11-27, Class AS, IO, 6.27s, 2041		4,173,545	600,072
IFB Ser. 12-132, Class SB, IO, 5.99s, 2042		12,250,420	2,043,003
IFB Ser. 12-113, Class SG, IO, 5.89s, 2042		2,740,456	480,292
Ser. 409, Class 82, IO, 4 1/2s, 2040		6,314,624	834,116
Ser. 12-129, Class TI, IO, 4 1/2s, 2040		4,592,943	688,023
Ser. 12-96, Class PI, IO, 4s, 2041		9,780,795	1,272,873
Ser. 409, Class C16, IO, 4s, 2040		10,952,889	1,104,419
FRB Ser. 04-W7, Class A2, 3 3/4s, 2034		624	653
FRB Ser. 03-W14, Class 2A, 3.43s, 2043		1,379	1,369
FRB Ser. 03-W3, Class 1A4, 3.383s, 2042		2,435	2,424
FRB Ser. 03-W11, Class A1, 3.316s, 2033		110	113
FRB Ser. 04-W2, Class 4A, 2.98s, 2044		1,455	1,461
FRB Ser. 07-95, Class A3, 0.46s, 2036		11,444,382	10,357,167
Ser. 01-50, Class B1, IO, 0.409s, 2041		10,257,225	102,572
Ser. 01-79, Class BI, IO, 0.312s, 2045		1,889,732	17,790
Ser. 08-53, Class DO, PO, zero %, 2038		553,036	484,582
Ser. 07-64, Class LO, PO, zero %, 2037		197,572	183,487
Ser. 07-44, Class CO, PO, zero %, 2037		319,493	289,282
Ser. 08-36, Class OV, PO, zero %, 2036		73,883	65,969
Ser. 1988-12, Class B, zero %, 2018		7,340	6,899

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.611s, 2041		4,401,914	7,084,308
IFB Ser. 10-158, Class SD, 14.368s, 2040		1,057,000	1,554,551
IFB Ser. 11-70, Class WS, 9.279s, 2040		1,821,000	2,170,887
IFB Ser. 11-72, Class SE, 7.127s, 2041		7,826,000	8,491,030
IFB Ser. 11-81, Class SB, IO, 6.496s, 2036		9,787,702	1,668,314
IFB Ser. 11-61, Class CS, IO, 6.469s, 2035		2,787,514	362,380
IFB Ser. 10-20, Class SC, IO, 5.939s, 2040		8,296,141	1,344,058
IFB Ser. 10-115, Class TS, IO, 5.889s, 2038		6,701,177	963,964
IFB Ser. 10-61, Class SJ, IO, 5.841s, 2040		4,495,681	790,700
IFB Ser. 11-70, Class SN, IO, 5.691s, 2041		1,469,000	365,326
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		6,347,312	955,270
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		11,136,929	1,816,711
Ser. 11-81, Class PI, IO, 4 1/2s, 2037		7,403,382	656,680
Ser. 10-116, Class QI, IO, 4s, 2034		5,050,767	325,030
Ser. 11-116, Class BI, IO, 4s, 2026		19,812,708	1,974,535
Ser. 11-70, PO, zero %, 2041		16,454,812	13,537,703
Ser. 10-151, Class KO, PO, zero %, 2037		954,606	870,314
Ser. 06-36, Class OD, PO, zero %, 2036		10,456	9,718

			131,894,304

Total mortgage-backed securities (cost $128,016,428)			$131,894,304

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration	Contract
Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	date/ strike	amount	Value

Barclays Bank PLC

(2)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2	$63,380,000	$461,216

1.5/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.5	63,380,000	76,690

Credit Suisse International

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25	83,629,000	223,289

Deutsche Bank AG

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25	83,629,000	223,289

1.4/3 month USD-LIBOR-BBA/Jan-23(E)	Jan-13/1.4	196,451,000	196

Goldman Sachs International

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25	83,629,000	223,289

(2)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2	9,618,000	69,153

1.5/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.5	9,618,000	11,638

1.4/3 month USD-LIBOR-BBA/Jan-23(E)	Jan-13/1.4	196,451,000	196

JPMorgan Chase Bank N.A.

(2)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2	13,063,000	93,923

1.5/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.5	13,063,000	15,806

1.4/3 month USD-LIBOR-BBA/Jan-23(E)	Jan-13/1.4	196,451,000	196

Total purchased swap options outstanding (cost $3,669,711)			$1,398,881

SHORT-TERM INVESTMENTS (33.2%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.14%(AFF)		37,186,653	37,186,653

SSgA Prime Money Market Fund 0.08%(P)		320,000	320,000

Interest in $175,000,000 joint tri-party repurchase agreement dated 12/31/12 with Goldman Sach & Co. due 1/2/13 - maturity value of $18,305,254 for an effective yield of 0.25% (collateralized by a mortgage backed security with a coupon rate of 4.50% and a due date of 7/20/41, valued at $178,500,000)		$18,305,000	$18,305,000

Straight-A Funding, LLC 144A discounted commercial paper with an effective yield of 0.188%, March 11, 2013		9,500,000	9,496,921

Straight-A Funding, LLC 144A discounted commercial paper with an effective yield of 0.188%, March 6, 2013		6,500,000	6,498,083

Straight-A Funding, LLC 144A discounted commercial paper with an effective yield of 0.178%, January 7, 2013		5,000,000	4,999,850

U.S. Treasury Bills with an effective yield of 0.114%, March 13, 2013		$11,000,000	$10,998,933

U.S. Treasury Bills with an effective yield of 0.088%, January 25, 2013		12,000,000	11,999,280

U.S. Treasury Bills with an effective yield of 0.089%, April 3, 2013		15,700,000	15,697,221

U.S. Treasury Bills with an effective yield of 0.089%, April 25, 2013		15,000,000	14,996,700

U.S. Treasury Bills with an effective yield of 0.094%, March 27, 2013		8,500,000	8,499,006

U.S. Treasury Bills with an effective yield of 0.124%, March 13, 2013		10,000,000	9,999,030

U.S. Treasury Bills with an effective yield of 0.109%, March 6, 2013		5,000,000	4,999,560

U.S. Treasury Bills with an effective yield of 0.079%, February 27, 2013		14,000,000	13,998,227

U.S. Treasury Bills with an effective yield of 0.158%, April 4, 2013(SEG)		20,000,000	19,996,800

U.S. Treasury Bills with an effective yield of 0.159%, July 25, 2013(SEG)		20,000,000	19,985,840

U.S. Treasury Bills with an effective yield of 0.140%, September 19, 2013(SEGSF)(SEGCCS)		15,000,000	14,986,200

U.S. Treasury Bills with an effective yield of 0.145%, December 12, 2013(SEGSF)		12,000,000	11,983,680

Total short-term investments (cost $234,929,260)			$234,946,984

TOTAL INVESTMENTS

Total investments (cost $1,078,251,103)(b)			$1,092,900,830

FUTURES CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Long)	308	$67,904,375	Mar-13	$18,665
U.S. Treasury Note 5 yr (Long)	567	70,542,774	Mar-13	(27,656)

Total				$(8,991)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/12 (premiums $735,812) (Unaudited)

Counterparty		Contract
Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	amount	Value

Deutsche Bank AG
(1.75)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.75	$19,112,000	$124,228
1.75/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.75	19,112,000	336,371

Total			$460,599

(E) Extended settlement date on premium.

TBA SALE COMMITMENTS OUTSTANDING at 12/31/12 (proceeds receivable $123,510,781) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, January 1, 2043	$118,000,000	1/14/13	$123,669,534

Total			$123,669,534

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	$43,276,900	(E)	$(655,646)	3/20/23	1.75%	3 month USD-LIBOR-BBA	$(175,274)
	Barclays Bank PLC
	373,430,000	(E)	412,730	3/20/15	0.45%	3 month USD-LIBOR-BBA	121,455
	5,070,000	(E)	133,594	3/20/43	3 month USD-LIBOR-BBA	2.60%	(72,856)
	57,652,000	(E)	662,162	3/20/23	3 month USD-LIBOR-BBA	1.75%	22,226
	21,619,000	(E)	82,585	3/20/18	3 month USD-LIBOR-BBA	0.90%	80,639
	3,468,000	(E)	(174,440)	3/20/43	2.60%	3 month USD-LIBOR-BBA	(33,223)
	10,277,000	(E)	(2,685)	3/20/15	3 month USD-LIBOR-BBA	0.45%	5,331
	13,249,000	(E)	(295,483)	3/20/23	1.75%	3 month USD-LIBOR-BBA	(74,052)
	Citibank, N.A.
	964,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	28,380
	4,138,000	(E)	(26,690)	3/20/23	1.75%	3 month USD-LIBOR-BBA	19,242
	4,138,000	(E)	40,139	3/20/23	3 month USD-LIBOR-BBA	1.75%	(5,793)
	Credit Suisse International
	53,104,000	(E)	(496,191)	3/20/23	1.75%	3 month USD-LIBOR-BBA	93,263
	25,722,000	(E)	300,567	3/20/23	3 month USD-LIBOR-BBA	1.75%	15,054
	29,255,000	(E)	(30,303)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(7,485)
	10,792,000	(E)	(662)	3/20/18	0.90%	3 month USD-LIBOR-BBA	309
	2,450,000	(E)	(64,545)	3/20/43	2.60%	3 month USD-LIBOR-BBA	35,219
	Deutsche Bank AG
	2,035,000	(E)	1,592	3/20/18	0.90%	3 month USD-LIBOR-BBA	1,775
	7,645,000	(E)	112,777	3/20/23	3 month USD-LIBOR-BBA	1.75%	27,917
	9,512,000	(E)	(64,121)	3/20/23	1.75%	3 month USD-LIBOR-BBA	41,462
	Goldman Sachs International
	26,282,000	(E)	271,710	3/20/23	3 month USD-LIBOR-BBA	1.75%	(20,020)
	34,404,000	(E)	(645,086)	3/20/23	1.75%	3 month USD-LIBOR-BBA	(263,200)
	27,517,000	(E)	(10,750)	3/20/15	3 month USD-LIBOR-BBA	0.45%	10,714
	11,412,000	(E)	566,194	3/20/43	3 month USD-LIBOR-BBA	2.60%	101,497
	JPMorgan Chase Bank N.A.
	12,415,000	(E)	(77,904)	3/20/23	1.75%	3 month USD-LIBOR-BBA	59,902
	30,158,000	(E)	188,629	3/20/23	3 month USD-LIBOR-BBA	1.75%	(146,124)
	Royal Bank of Scotland PLC (The)
	851,000	(E)	(5,983)	3/20/23	1.75%	3 month USD-LIBOR-BBA	3,463

	Total						$(130,179)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$8,210,900	(E)	$(74,368)	3/20/23	1.75%	3 month USD-LIBOR-BBA	$16,773

	Total						$16,773
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$4,062,343	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$896
2,395,807	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	528
Barclays Bank PLC
4,170,705	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,931)
3,821,035	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	15,757
9,439,083	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,424)
6,419,425	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,098
5,364,687	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,425
3,966,797	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	875
3,939,498	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	869
3,062,656	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,076)
24,665,792	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(35,078)
14,414,669	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,639
16,910,992	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	26,559
706,886	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,956
1,546,705	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,429
1,951,268	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,065
12,812,888	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	32,212
2,250,041	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	6,385
21,118,410	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(30,034)
17,658,978	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	27,734
5,882,465	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	16,281
201,199	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	435
1,103,121	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,569)
1,194,827	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,877
7,410,364	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,634
1,341,848	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,480
31,220,292	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	49,032
8,913,636	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,676)
9,630,028	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,124
1,258,351	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	278
680,746	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,283
3,303,067	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	13,621
10,771,651	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16,917
171,390	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	323
556,055	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,048
402,959	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	759
Citibank, N.A.
2,374,693	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,730
258,218	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	406
Credit Suisse International
650,423	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,022
1,637,287	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	361
6,351,555	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,401
2,399,057	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	529
Goldman Sachs International
11,640,401	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,567
1,465,505	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,166
5,135,936	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	11,096
3,961,992	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8,560
3,853,051	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	850
4,976,442	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	10,752
9,964,477	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	15,649
10,112,960	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,231
3,927,148	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	866
3,071,781	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	678
11,100,921	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,448)
11,310,435	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	28,435
1,384,864	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,482
3,066,265	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,079)
3,128,979	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	690
7,351,382	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,455)
2,761,747	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,928)
4,312,583	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	951
12,450,374	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	31,301
4,882,667	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	12,275
1,645,086	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	363
1,689,220	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,794
3,177,422	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	9,017
303,396	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	656
3,340,010	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	9,478
1,995,180	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	5,662
6,680,019	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	18,956
1,341,141	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,898
4,493,277	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	991
6,033,067	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,331
3,363,766	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,378)
3,915,778	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,569)
3,684,058	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	813
493,331	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	109
10,070,672	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,322)
4,698,971	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,683)
674,046	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,456
967,163	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	213
1,408,207	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,042
373,468	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(531)
995,664	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,416)
1,366,690	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,953
2,733,380	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,906
1,851,559	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,000
844,624	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,825
5,628,508	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	12,160
JPMorgan Chase Bank N.A.
7,581,111	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	19,059
4,336,633	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	956

Total					$363,558

Key to holding's abbreviations
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $708,628,600.
(b)	The aggregate identified cost on a tax basis is $1,079,150,365, resulting in gross unrealized appreciation and depreciation of $23,720,324 and $9,969,859, respectively, or net unrealized appreciation of $13,750,465.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$61,678,404	$315	$24,492,066	$20,068	$37,186,653
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(E)	Extended settlement date on premium.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $397,228,063 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into over-the-counter (OTC) and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the contracts being exchange traded and the exchange's clearinghouse guaranteeing the contract from default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,508,186 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $2,222,871.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$131,894,304	$—
Purchased swap options outstanding	—	1,398,881	—
U.S. Government and Agency Mortgage Obligations	—	482,692,818	—
U.S. Treasury Obligations	—	241,967,843	—
Short-term investments	37,506,653	197,440,331	—

Totals by level	$37,506,653	$1,055,394,177	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(8,991)	$—	$—
Written swap options outstanding	—	(460,599)	—
TBA sale commitments	—	(123,669,534)	—
Interest rate swap contracts	—	(261,228)	—
Total return swap contracts	—	363,558	—

Totals by level	$(8,991)	$(124,027,803)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$4,320,565	$3,288,944

Total	$4,320,565	$3,288,944

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$903,300,000
Written swap option contracts (contract amount)	$136,700,000
Futures contracts (number of contracts)	890
OTC Interest rate swap contracts (notional)	$957,700,000
Central Cleared Interest rate swap contracts (notional)	$6,200,000
OTC Total return swap contracts (notional)	$451,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2013